Shareholders' Equity (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Nov. 14, 2012
Equity [Abstract]
Authorized shares of common stock	1,200.0	1,200.0
Par value of common stock	$ 0.001	$ 0.001
Authorized shares of preferred stock	7.5
Outstanding shares of preferred stock	0
Increase in share of net assets of Starbucks Japan	$ 39.4
Shares available for repurchase	12.1
Additional shares authorized for repurchase			25
Translation adjustment tax provision	$ 6.6	$ 3.3